Derivative and Hedging Instruments - Hedges of Net Investments in Foreign Operations (Details) - Net investment hedges - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	$ (361)	$ 620
Change in value of the hedging instrument for ineffectiveness measurement	361	(620)
Gains (losses) deferred in AOCI on derivatives	361	(620)
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	0	0
Non-functional currency denominated debt
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(368)	665
Change in value of the hedging instrument for ineffectiveness measurement	368	(665)
Gains (losses) deferred in AOCI on derivatives	368	(665)
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	0	0
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	7	(45)
Change in value of the hedging instrument for ineffectiveness measurement	(7)	45
Gains (losses) deferred in AOCI on derivatives	(7)	45
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	$ 0	$ 0